Segmented and Geographic Information, and Major Customers (Tables)	12 Months Ended
Dec. 31, 2023
Segmented and Geographic Information and Major Customers
Schedule of Operating Segments
	As at December 31, 2023					As at December 31, 2022
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Cash and cash equivalents	$687	$791	$43	$540	$2,061	$317	$204	$717	$726	$1,964
Trade and other receivables	7,068	2,388	-	30	9,486	3,921	7,593	-	38	11,552
Inventories	6,310	2,244	103	-	8,657	5,390	2,727	718	-	8,835
Prepaid expenses	1,003	909	404	516	2,832	745	1,232	452	601	3,030
Restricted cash	162	53	4,136	-	4,351	141	53	3,945	-	4,139
Property, plant and equipment	51,600	73,490	27,404	607	153,101	52,141	70,479	37,927	752	161,299
Total assets	$66,830	$79,875	$32,090	$1,693	$180,488	$62,655	$82,288	$43,759	$2,117	$190,819

Trade and other payables	$12,184	$4,843	$1,421	$4,512	$22,960	$12,861	$8,029	$2,658	$3,512	$27,060
Derivative instruments	-	-	-	1,230	1,230	-	-	-	991	991
Shares pending issuance from retraction	-	-	-	436	436	-	-	-	-	-
Pre-payment facility	-	2,250	-	-	2,250	-	-	-	-	-
Other long-term liabilities	30	1,074	-	506	1,610	-	1,192	-	623	1,815
Metals contract liability	-	-	-	36,837	36,837	-	-	-	30,989	30,989
Convertible debenture	-	-	-	15,384	15,384	-	-	-	9,621	9,621
Promissory notes	-	-	-	4,275	4,275	-	-	-	2,500	2,500
Royalty payable	-	-	-	3,947	3,947	-	-	-	-	-
Government loan	-	-	-	-	-	-	222	-	-	222
Post-employment benefit obligations	-	6,537	-	-	6,537	-	6,969	-	-	6,969
Decommissioning provision	2,605	5,563	4,025	-	12,193	2,070	5,603	4,042	-	11,715
Deferred tax liabilities	629	-	-	-	629	348	-	-	-	348
Total liabilities	$15,448	$20,267	$5,446	$67,127	$108,288	$15,279	$22,015	$6,700	$48,236	$92,230

	Year ended December 31, 2023					Year ended December 31, 2022
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Revenue	$46,163	$43,283	$116	$-	$89,562	$53,418	$31,405	$193	$-	$85,016
Cost of sales	(36,160)	(38,132)	(768)	-	(75,060)	(33,371)	(30,969)	(7,752)	-	(72,092)
Depletion and amortization	(7,982)	(9,093)	(3,614)	(160)	(20,849)	(7,375)	(7,473)	(6,338)	(154)	(21,340)
Care and maintenance costs	-	(594)	(3,248)	-	(3,842)	-	(513)	(3,987)	-	(4,500)
Corporate general and administrative	-	-	-	(8,606)	(8,606)	-	-	-	(9,380)	(9,380)
Exploration costs	(835)	(2,455)	(142)	-	(3,432)	(1,296)	(2,122)	(366)	-	(3,784)
Accretion on decommissioning provision	(212)	(217)	(158)	-	(587)	(164)	(158)	(105)	-	(427)
Interest and financing expense	(296)	(414)	(633)	(6,846)	(8,189)	(210)	(63)	(1,199)	(326)	(1,798)
Foreign exchange gain (loss)	(664)	-	-	1,068	404	(863)	-	-	(2,695)	(3,558)
Gain on disposal of assets	-	283	119	-	402	-	-	-	-	-
Impairment to property, plant and equipment	-	-	(6,000)	-	(6,000)	-	-	(13,440)	-	(13,440)
Loss on metals contract liability	-	-	-	(3,396)	(3,396)	-	-	-	(657)	(657)
Other gain on derivatives	-	-	-	120	120	-	-	-	214	214
Fair value loss on royalty payable	-	-	-	(760)	(760)	-	-	-	-	-
Gain on government loan forgiveness	-	-	-	-	-	-	4,277	-	-	4,277
Income (loss) before income taxes	14	(7,339)	(14,328)	(18,580)	(40,233)	10,139	(5,616)	(32,994)	(12,998)	(41,469)
Income tax recovery (expense)	1,876	184	-	-	2,060	(4,695)	977	-	-	(3,718)
Net income (loss) for the year	$1,890	$(7,155)	$(14,328)	$(18,580)	$(38,173)	$5,444	$(4,639)	$(32,994)	$(12,998)	$(45,187)

	Year ended December 31, 2021
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Revenue	$5,491	$34,915	$4,645	$-	$45,051
Cost of sales	(3,605)	(31,367)	(49,822)	-	(84,794)
Depletion and amortization	(1,657)	(6,623)	(7,355)	(160)	(15,795)
Care and maintenance costs	(7,309)	(997)	(4,427)	-	(12,733)
Corporate general and administrative	-	-	-	(10,267)	(10,267)
Exploration costs	(58)	(3,181)	(636)	-	(3,875)
Accretion on decommissioning provision	(125)	(28)	(50)	-	(203)
Interest and financing expense	(186)	-	(1,766)	(2,918)	(4,870)
Foreign exchange gain	184	-	-	207	391
Impairment to property, plant and equipment	(356)	-	(55,623)	-	(55,979)
Loss on metals contract liability	-	-	-	(20,780)	(20,780)
Other gain on derivatives	-	-	-	1,668	1,668
Loss before income taxes	(7,621)	(7,281)	(115,034)	(32,250)	(162,186)
Income tax recovery (expense)	(98)	518	-	1,190	1,610
Net loss for the year	$(7,719)	$(6,763)	$(115,034)	$(31,060)	$(160,576)